Tax (Details) - Schedule of reconciliation of the statutory rate to the effective tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the statutory rate to the effective tax rate [Abstract]
Tax computed on the loss before tax at a tax rate of 22.0%	$ (1,592)	$ (4,175)
Foreign rate differential	4	10
Non-deductible expenses, share-based payments	135	73
Non-deductible expenses, other	151	2
Tax value of derivative warrants	(491)	(436)
Tax deduction on exercise of employee warrants		(8)
Special tax deduction on research and development expenses	(323)	(17)
Other adjustments	(123)	(47)
Adjustment of tax concerning previous years	3	(522)
Change in valuation allowance	75	543
Effective tax rate (30%/24%)	$ (2,161)	$ (4,577)